PREPAID EXPENSES AND OTHER CURRENT ASSETS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Interest-free loan to potential investees in consideration of future acquisitions or investments	$ 1,961	$ 8,074